VISION GROUP OF FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 APRIL 29, 2003


Securities and Exchange Commission
Office of Insurance Products
Mail Stop 5-6
450 Fifth Street, Northwest
Washington, DC  20549

     RE: VISION GROUP OF FUNDS (the "Trust")
            VISION Large Cap Growth Fund II
            VISION Large Cap Value Fund II
            VISION Managed Allocation Fund - Moderate Growth II
                  (the "Funds")
           1933 Act File No. 33-20673
           1940 Act File No. 811-5514

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Funds, hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2003, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 56 on April 28, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Secretary